<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke LP
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Chief Financial Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 6, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   NONE



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RESIDENTIAL PPTYS 144 COM              02927E105     2035   101750 SH       SOLE                   101750
ASBURY AUTOMOTIVE GP COM       COM              043436104     1895    80000 SH       SOLE                    80000
ASCENT CAPITAL GROUP           COM              043632108     4657    90000 SH       SOLE                    90000
AUDIENCE INC COM               COM              05070J102      331    17175 SH       SOLE                    17175
CABELA'S INC - CL A            COM              126804301     2836    75000 SH       SOLE                    75000
CARMAX INC                     COM              143130102     1686    65000 SH       SOLE                    65000
COST PLUS INC CALIF            COM              221485105     1210    55000 SH       SOLE                    55000
DEXCOM INC COM                 COM              252131107     2009   155000 SH       SOLE                   155000
DIGIMARC CORP.                 COM              25381B101     1554    60556 SH       SOLE                    60556
DISCOVERY COMMUN NEW COM SER C COM              25470F302     1878    37500 SH       SOLE                    37500
DISCOVERY COMMUNICATIONS SER A COM              25470F104     2025    37500 SH       SOLE                    37500
FOSSIL INC                     COM              349882100      765    10000 SH       SOLE                    10000
GENTEX CORP                    COM              371901109     1252    60000 SH       SOLE                    60000
GNC HLDGS INC COM CL A         COM              36191G107     2744    70000 SH       SOLE                    70000
HEARTLAND PAYMENT SYSTEMS INC  COM              42235N108      752    25000 SH       SOLE                    25000
HECKMANN CORP COM              COM              422680108      304    90000 SH       SOLE                    90000
HEELYS INC                     COM              42279M107      710   371875 SH       SOLE                   371875
HERTZ GLOBAL HLDS              COM              42805T105     1728   135000 SH       SOLE                   135000
HMS HOLDINGS                   COM              40425J101     1166    35000 SH       SOLE                    35000
HORIZON TECHNOLOGY FIN COM     COM              44045A102     1402    85000 SH       SOLE                    85000
IMPAX LABORATORIES             COM              45256B101     1216    60000 SH       SOLE                    60000
INTERVAL LEISURE GROUP COM     COM              46113M108     4752   250000 SH       SOLE                   250000
IPC THE HOSPITALIST CO COM     COM              44984A105     2289    50500 SH       SOLE                    50500
KIT DIGITAL INC COM NEW        COM              482470200      193    45000 SH       SOLE                    45000
LIVEPERSON INC COM             COM              538146101      629    33000 SH       SOLE                    33000
MATTRESS FIRM HLDG COR COM     COM              57722W106     1212    40000 SH       SOLE                    40000
MAXYGEN                        COM              577776107     2086   350000 SH       SOLE                   350000
O2MICRO INTERNATIONAL          COM              67107W100      882   200000 SH       SOLE                   200000
PENN NATL GAMING               COM              707569109     2898    65000 SH       SOLE                    65000
PNC FINANCIAL SVCS             COM              693475105     1528    25000 SH       SOLE                    25000
QUALCOMM                       COM              747525103     2227    40000 SH       SOLE                    40000
REMARK MEDIA COM               COM              75954W107      170    50017 SH       SOLE                    50017
RENT -A- CENTER                COM              76009N100     2023    60000 SH       SOLE                    60000
ROI ACQUISITION CORP UNIT 1 00 COM              74966A203      985   100000 SH       SOLE                   100000
ROYCE VALUE TR INC COM         COM              780910105     1246   100000 SH       SOLE                   100000
SBA COMMUNICATIONS CORP-CL A   COM              78388J106     2282    40000 SH       SOLE                    40000
SOLAR CAP LTD COM              COM              83413U100     1467    65900 SH       SOLE                    65900
SOLAR SR CAP LTD COM           COM              83416M105     1529    90500 SH       SOLE                    90500
STAPLES                        COM              855030102      652    50000 SH       SOLE                    50000
SWISHER HYGIENE INC            COM              870808102      251   100000 SH       SOLE                   100000
SYNERGETICS USA INC COM        COM              87160G107      803   180000 SH       SOLE                   180000
TEAVANA HLDGS INC COM          COM              87819P102     1082    80000 SH       SOLE                    80000
TEXAS ROADHOUSE INC            COM              882681109      828    45000 SH       SOLE                    45000
TREE COM INC COM               COM              894675107     1278   111680 SH       SOLE                   111680
VALUEVISION INTL INC-CL A      COM              92047K107      853   410000 SH       SOLE                   410000
VITAL LIVING. INC. RSTD        COM                               1  4715281 SH       SOLE                  4715281
WET SEAL CL A                  COM              961840105      852   270000 SH       SOLE                   270000